Additional Financial Information - (Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Additional Financial Information [Line Items]
Income taxes paid, net	$ 19.5	$ 22.8	$ 14.3
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	245.0
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	7.4	172.1	11.3
LIONS GATE ENTERTAINMENT CORP [Member]
Additional Financial Information [Line Items]
Interest paid	256.5	242.5	196.7
Income taxes paid, net	20.5	25.8	29.1
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	79.5	55.5	42.3
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	7.4	172.1	12.4
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	2.8	103.6	33.0
Operating leases - increase in lease liability	$ 2.8	$ 103.6	$ 33.0